CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS - OPERATING ACTIVITIES
Comprehensive income (loss) for the period	$ (6,927)	$ 1,187
Adjustments required to reflect net cash used in operating activities (see appendix below)	1,430	(3,955)
Net cash used in operating activities	(5,497)	(2,768)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(7,663)	(24,818)
Maturities of short-term deposits	16,714	12,926
Proceeds from sale of property and equipment	0	11
Net cash provided by (used in) investing activities	9,051	(11,881)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	44	13,554
Repayments of loan	(2,240)	(2,240)
Repayments of lease liabilities	(124)	(262)
Net cash provided by (used in) financing activities	(2,320)	11,052
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,234	(3,597)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	3,250	10,436
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	143	350
CASH AND CASH EQUIVALENTS - END OF PERIOD	4,627	7,189
Income and expenses not involving cash flows:
Depreciation and amortization	166	341
Exchange differences on cash and cash equivalents	(143)	(350)
Fair value adjustments of warrants	246	(6,410)
Share-based compensation	157	247
Interest and exchange differences on short-term deposits	124	48
Warrant issuance costs	0	702
Exchange differences on lease liabilities	82	110
Total income and expense not involving cash flows	632	(5,312)
Changes in operating asset and liability items:
Decrease in trade receivables	0	2,398
Decrease (increase) in prepaid expenses and other receivables	(447)	1,146
Decrease (increase) in inventory	(19)	295
Increase (decrease) in accounts payable and accruals	1,264	(2,482)
Total Change in operating asset and liability	798	1,357
Total Adjustments required to reflect net cash used in operating acivities	1,430	(3,955)
Supplemental information on interest received in cash	463	583
Supplemental information on interest paid in cash	467	694
Supplemental information on non-cash transactions:
Changes in right-of-use asset and lease liabilities	$ 73	$ 45